Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000235057
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Positive Impact Stock Fund
Class Name	Investor Shares
Trading Symbol	VBPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Baillie Gifford Global Positive Impact Stock Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s stock selection lagged that of its benchmark in multiple sectors, with financials, consumer discretionary, industrials, and materials among the larger detractors. Meanwhile, selection in information technology and a lack of exposure to consumer staples, real estate, and energy helped relative performance.

  Since its inception on December 14, 2017, the Fund has outperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index Net
12/14/17	$10,000	$10,000
12/31/17	$10,160	$10,156
3/31/18	$10,890	$10,059
6/30/18	$11,180	$10,112
9/30/18	$12,070	$10,545
12/31/18	$10,100	$9,200
3/31/19	$11,080	$10,320
6/30/19	$11,300	$10,693
9/30/19	$11,170	$10,690
12/31/19	$13,180	$11,647
3/31/20	$12,076	$9,159
6/30/20	$16,924	$10,919
9/30/20	$20,497	$11,807
12/31/20	$24,815	$13,540
3/31/21	$25,232	$14,159
6/30/21	$27,996	$15,206
9/30/21	$28,820	$15,046
12/31/21	$27,084	$16,050
3/31/22	$23,615	$15,190
6/30/22	$17,300	$12,811
9/30/22	$16,505	$11,937
12/31/22	$18,891	$13,103
3/31/23	$20,882	$14,060
6/30/23	$21,417	$14,929
9/30/23	$19,126	$14,421
12/31/23	$21,775	$16,012
3/31/24	$22,148	$17,324
6/30/24	$21,763	$17,821
9/30/24	$22,649	$19,000
12/31/24	$22,403	$18,812
3/31/25	$21,543	$18,563
6/30/25	$25,667	$20,703
9/30/25	$26,964	$22,281
12/31/25	$26,003	$23,014

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/14/17
Investor Shares	16.07%	0.94%	12.61%
MSCI All Country World Index Net	22.34%	11.19%	10.91%

Performance Inception Date	Dec. 14, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 276,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,103,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$276
Number of Portfolio Holdings	39
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$1,103

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	23.0%
Europe	21.2%
North America	50.9%
South America	3.9%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature